Julian T.H. Kleindorfer Direct Dial: +1.213.891.8371 Julian.Kleindorfer@LW.com	355 South Grand Avenue Los Angeles, California 90071-1560 Tel: +1.213.485.1234 Fax: +1.213.891.8763 www.lw.com

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November 12, 2010

VIA EDGAR AND COURIER

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4631
100 F Street, N.E.
Washington, D.C. 20549	File No. 043222-0002

Attention:	Jennifer Gowetski, Senior Counsel Erin Martin, Attorney-Advisor Cicely LaMothe, Accounting Branch Chief Jorge Bonilla, Staff Accountant

Re:	American Assets Trust, Inc. Amendment No. 1 to Registration Statement on Form S-11 Filed October 20, 2010 File No. 333-169326

Ladies and Gentlemen:

On behalf of American Assets Trust, Inc. (the “Company”), we have electronically transmitted for filing under separate cover, pursuant to Regulation S-T, Amendment No. 2 (the “Amendment”) to the Company’s above-referenced Registration Statement on Form S-11, which was initially filed with the Securities and Exchange Commission (the “Commission”) on September 13, 2010 and subsequently amended on October 20, 2010 (“Amendment No. 1”), as amended, the “Registration Statement.” For your convenience, we have enclosed a courtesy package that includes five copies of the Amendment, three of which have been marked to show changes from Amendment No. 1.

This letter responds to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission, received by facsimile on November 8, 2010 (the “Comment Letter”), with respect to the Registration Statement, and the Amendment has been revised to reflect the Company’s responses to the Comment Letter. For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto. All page numbers and captions in the responses below refer to the Amendment, except as otherwise noted below.

General

1.	We note your response to comment 3 in our letter dated October 12, 2010. Please note that we will continue to monitor your filing with respect to whether your offering constitutes a “blind pool” offering.

Response: The Company respectfully acknowledges the Staff’s comment.

November 12, 2010

Prospectus Summary, page 1

2.	We note your response to comment 6 in our letter dated October 12, 2010. We further note, however, that your summary continues to contain a lengthy description of your competitive strengths, growth strategies, market opportunity and industry background. Please further revise your summary to substantially reduce the amount of repetitive disclosure in the summary.

Response: In response to the Staff’s comment, the Company has revised the disclosure in the prospectus summary to shorten and streamline the presentation and reduce the amount of repetitive disclosure. For example, the Company has shortened the descriptions the Company’s competitive strengths and business and growth strategies. The Company also shortened the industry background and market opportunity sub-section and, in particular, the discussions of the California and Hawaii markets contained therein. In addition, the Company revised the disclosure regarding the structure and formation of the Company and conflicts of interests where it believes that such items are sufficiently described in the remainder of the prospectus in order to reduce the amount of repetitive disclosure in the summary.

Our Competitive Strengths, page 2

3.	We note your response to comment 9 in our letter dated October 12, 2010. Please balance your disclosure in this section and include a brief description of the adverse business developments experienced by your management. Alternatively, revise to remove your discussion of management’s prior experience from the summary.

Response: In response to the Staff’s comment and the Staff’s comment No. 13, the Company respectfully advises the Staff that it has revised the disclosure on pages 187 and 188 to include additional detail regarding adverse business developments experienced by its management team. While its initial filing had included under the heading “Our Competitive Strengths” a description of accomplishments achieved during its management team’s years of experience, the Company notes that it has removed those references from “Our Competitive Strengths.” The Company respectfully suggests that the description of its management team’s experience under the heading “Our Competitive Strengths” contains no qualitative descriptions of successes for which balancing descriptions of adverse business developments would be appropriate or necessary. Moreover, the Company respectfully suggests further that the inclusion of additional disclosure in this section regarding adverse developments experienced by its management team would run counter to the Company’s effort to reduce the length of the description of its strengths, growth strategies, market opportunity and industry background.

Summary Risk Factors, page 5

4.	Please include a summary risk factor that details the risk of on-going litigation as a result of your prior investors’ claims.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 6 to include a summary risk factor relating to the risk of on-going litigation as a result of prior investors’ claims.

Structure and Formation of Our Company, page 10

5.	We note your response to comment 15 in our letter dated October 12, 2010 that there are approximately 55 other prior investors. Please confirm that all of these other prior investors have no affiliation with you or your senior management other than the holdings of your securities following the offering.

Response: In response to the Staff’s comment, the Company confirms that none of these other prior investors are “affiliates” of the Company or its senior management as such term is defined under the Securities Act of 1933, as amended. The Company respectfully advises the Staff that these other prior investors include some individuals with extended familial ties to Mr. Rady;

November 12, 2010

however, none of these investors are members of Mr. Rady’s immediate family, nor do they have any other affiliation with the Company or its senior management team.

6.	We note your response to comment 16 in our letter dated October 12, 2010. Please also disclose the aggregate amounts of common stock, common units and cash payable to the third party prior investors.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 11 to disclose the aggregate amounts of common stock, common units and cash payable to the third party prior investors.

7.	We note your response to comment 17 in our letter dated October 12, 2010. Please describe in more detail the “relative equity valuation analysis” used to value each of your properties.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 11, 205 and 229 to describe in more detail the relative equity valuation analysis used to value each of the properties.

Distribution Policy, page 161

8.	Please refer to footnote (1) on page 63, and notes (H) and (II) on pages F-13 and F-19, respectively. We note your response to comment 27 in our letter dated October 12, 2010 and will monitor your next amendment for compliance. Please note that you need a firm commitment for continued inclusion of this financing activity in your document.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will have a firm commitment for the revolving credit facility prior to the printing and first use of its preliminary prospectus. As the Company will not use its preliminary prospectus or complete its offering prior to obtaining a firm commitment underwriting, the Company respectfully requests that it be permitted to continue including references to its revolving credit facility in its registration statement.

9.	Please refer to footnotes (3) and (4) on pages 63 and 64, respectively, relating to your treatment of month-to-month leases. We have considered your response to comment 28 in our letter dated October 12, 2010, but remain of the view that unless you have entered into a renewal lease, your distribution table should be revised to reflect the decreases due to lease expirations for month-to-month leases. Please revise or advise.

Response: In response to the Staff’s comment, the Company has revised its distribution table to reflect the decreases due to lease expirations for month-to-month leases.

10.	We note that your disclosure in note (11) on page 67 of your prior filing relating to cash reserve required under your hotel franchise agreement has been deleted in the current amendment. Please explain to us your basis for excluding this disclosure and how you considered the impact of this commitment in your calculation of estimated cash available for distribution.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that it believes that its current disclosure, which shows the estimated impact of its historical furniture, fixture and equipment expenses for the hotel portion of this property on its cash flow available for distributions, is an accurate depiction of the impact of recurring anticipated capital expenditures from this property. The Company respectfully advises the Staff that it changed its original disclosure because it determined that footnote 11 on page 67 of its original filing incorrectly

November 12, 2010

presented its furniture, fixture and equipment expense funding obligations with respect to the hotel portion of its mixed-use property. The hotel franchise agreement does not include an impound or lock-box for furniture, fixture and equipment expenses as the previous disclosure stated. Rather, the management agreement for the hotel places an obligation on Outrigger Hotels Hawaii, the manager of this property, to transfer to the hotel’s owner (which, after consummation of the IPO, will be a subsidiary of the Operating Partnership) an amount equal to 4% of the gross revenues from the hotel to fund furniture, fixture and equipment expenses. The management agreement does not actually obligate the hotel’s owner to deposit these funds in a lock-box account or to actually spend these amounts or any amount for purposes of furniture, fixture and equipment expenses. Pursuant to the terms of the management agreement, the hotel’s owner is responsible for all furniture, fixture and equipment expenses, regardless of their relation to the hotel’s gross revenue. As such, the Company believes that its current disclosure, which is based on actual amounts historically spent for these purposes, is an accurate depiction of the impact of recurring anticipated capital expenditures at this property, and has been taken into account in the calculation of estimated cash available for distribution.

Dilution, page 267

11.	We note your response to comment 30 in our letter dated October 12, 2010. Please revise to include a footnote that explains how you determined the decrease in pro forma net tangible book value per share attributable to the formation transactions and another footnote that explains how you determined the increase in pro forma net tangible book value per share attributable to the offering.

Response: In response to the Staff’s comment, the Company has revised its dilution table to include separate footnotes that explain the determination of (a) the decrease in pro forma net tangible book value per share attributable to the formation transactions and (b) the increase in pro forma net tangible book value per share attributable to the offering.

Business and Properties, page 113

Our Portfolio, page 119

12.	We note your response to comment 32 in our letter dated October 12, 2010. We note that the hotel property in your mixed-use portfolio is your only hospitality property and, therefore, operating data for the hotel appears material to investors. Please disclose occupancy data and average effective annual rent per unit associated with your hotel property for the prior five years in accordance with Item 15 of Form S-11.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 170 to include data regarding average occupancy, average daily rate and revenue per available room for the prior three years and nine months. As this property is a hotel and leases its rooms on a nightly basis, the Company respectfully suggests that average effective annual rent per unit would be an inappropriate metric and that average daily rate and revenue per available room, which are metrics customarily used in the hospitality industry, would be the metrics which would be material to investors. While a portion of this property opened in December 2006, this property was not fully opened until February of 2007 and for this reason, the Company respectfully suggests that operational information for this property prior to 2007 would not be material or relevant to investors.

November 12, 2010

Management, page 184

Additional Background Regarding Our Management Teams, page 186

13.	We note your response to comment 9 in our letter dated October 12, 2010 and the revised disclosure on page 186. Please revise to more specifically explain what you mean by “our senior management team has experienced numerous real estate economic cycles, each of which has presented different challenges and opportunities” and describe in more detail the challenges that your predecessor faced. For example, we note that your predecessor experiences a net loss in the fiscal years ended December 31, 2008 and 2007.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 187 and 188 to more specifically explain what it means by “our senior management team has experienced numerous real estate economic cycles, each of which has presented different challenges and opportunities” and to describe in more detail the challenges faced by its predecessor.

Financial Statements

Pro Forma Consolidated Statement of Operations, pages F-8 and F-9

14.	We have read your response to comment 44 in our letter dated October 12, 2010 and will monitor your next amendment for compliance.

Response: The Company respectfully acknowledges the Staff’s comment.

Financial Statements of American Assets Trust, Inc. Predecessor

Note 1 — Summary of Significant Accounting Policies

Real Estate, page F-32

15.	We have read your response to comment 46 in our letter dated October 12, 2010. Please explain to us the factors you considered in determining the probability of renewal of your below market leases that have fixed rate renewal options and the basis for this treatment.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that in connection with determining purchase price allocations, it reviewed all leases to determine if at acquisition the leases contained fixed rate renewal options that were below market. The Company determined that twenty acquired leases contained fixed rate renewal options. Of these twenty leases, the Company determined that nine contained fixed rate renewal options that constituted a bargain renewal option, as such fixed rate renewal options were materially below market (i.e. the contractual rent was 18% to 60% below market at acquisition) and therefore, at acquisition, it was considered probable that the tenant would exercise its right to extend the lease. For the remaining eleven leases with fixed rate renewal options, the Company determined that they did not contain bargain lease renewal options. The factors considered by the Company in reaching this determination included (i) the limited difference between the fixed renewal rate and estimated market rate (i.e. the contractual rent was 3% to 15% below market at acquisition) and (ii) the amount of time until the relevant option period begins. Based upon its determination that these eleven leases did not contain bargain lease renewal options, the Company concluded that it

November 12, 2010

was unlikely that the tenant would elect to renew such leases and that, therefore, the value of such renewal options, if any, was immaterial. For each of the nine leases that we considered to contain bargain renewal options, we calculated the fixed rate renewal below market lease liability.

Based on these calculations, the Company determined that the carrying amounts of its intangible lease liability related to the nine leases with fixed rate bargain renewal options should be $5.1 million at acquisition, which is being amortized into income over the corresponding renewal periods.

Part II — Information Not Required in Prospectus, page II-1

Item 36. Financial Statements and Exhibits, page II-3

16.	We note your response to comment 49 in our letter dated October 12, 2010. Please confirm to us that you will file exhibit 10.8 in its entirety after its execution.

Response: In response to the Staff’s comment, the Company confirms that it will file exhibit 10.8 in its entirety on Form 8-K after its execution. The Company respectfully advises the Staff that the execution of exhibit 10.8 will occur concurrently with the completion of the proposed offering.

Draft Tax Opinion

17.	Please refer to the penultimate paragraph of the opinion, which states that ‘[t]his opinion is rendered only to you and is solely for your benefit . . . This opinion may not be relied upon by you for any other purpose . . . .” Please note that it is inappropriate to place limitations on who may rely upon the opinion and the manner in which they may rely. Please have counsel revise the opinion accordingly or advise.

Response: The Company’s tax counsel has revised its draft tax opinion in response to the Staff’s comment. The Company is providing a revised draft of the Exhibit 8.1 opinion to the Staff on a supplemental basis for its review, which revised draft opinion is appended to this letter.

November 12, 2010

Please do not hesitate to contact me by telephone at (213) 891-8371 or by fax at (213) 891-8763 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Julian T.H. Kleindorfer

Julian T.H. Kleindorfer of

LATHAM & WATKINS LLP

cc:	John Chamberlain, American Assets Trust, Inc.
Adam Wyll, American Assets Trust, Inc.
Scott N. Wolfe, Esq., Latham & Watkins LLP
Michael E. Sullivan, Esq., Latham & Watkins LLP
David W. Bonser, Esq., Hogan Lovells US LLP
Samantha S. Gallagher, Esq., Hogan Lovells US LLP

Appendix

Revised Tax Opinion

(Supplementally Provided)